Total
Sextant International Fund
Sextant International Fund
Investment Objective
Long-term capital growth.
Fees and Expenses
This section describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareowner Fees
Shareholder Fees - Sextant International Fund - USD ($)	Investor Shares	Z Shares
Shareowner Fees	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Sextant International Fund	Investor Shares	Z Shares
Management Fees (vary with performance)	0.35%	0.35%
Distribution (12b-1) Fees	0.25%	none
Other Expenses	0.23%	0.28%
Total Annual Fund Operating Expenses	0.83%	0.63%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Sextant International Fund - USD ($)	1 year	3 years	5 years	10 years
Investor Shares	85	265	460	1,025
Z Shares	64	202	351	786

Portfolio Turnover
The Fund may have transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 15.61% of the average value of its portfolio.

Principal Investment Strategies
The Fund diversifies its investments among many countries, predominantly those with mature markets (such as Europe and Canada). The Fund invests at least 65% of its net assets in companies with their headquarters, and at least half of their assets and earnings, outside the US. The Fund diversifies its investments across industries, companies, and countries. The Fund looks for companies with growing revenues and earnings, favoring companies trading for less than the adviser's assessment of intrinsic value, which typically means companies with low price/earning multiples, low price to cash flow, and higher dividend yields. The Fund principally invests in securities of companies with market capitalizations greater than $1 billion.

Principal Risks of Investing
Market risk:
The value of the Fund's shares rises and falls as the market value of the securities in which the Fund invests goes up and down. The market value of securities will fluctuate, sometimes significantly and unpredictably, with stocks generally being more volatile than bonds. When you redeem your shares, they may be worth more or less than what you paid for them. Only consider investing in the Fund if you are willing to accept the risk that you may lose money.
Equity securities risk:
Equity securities may experience significant volatility in response to economic or market conditions or adverse events that affect a particular industry, sector, or company. Larger companies may have slower rates of growth as compared to smaller, faster-growing companies. Smaller companies may have more limited financial resources, products, or services, and tend to be more sensitive to changing economic or market conditions.
Foreign investing risk:
Foreign investing involves risks not normally associated with US securities. These risks include fluctuations in currency exchange rates, less public information about securities, less governmental market supervision, and lack of uniform financial, social, and political standards. Foreign investing heightens the risk of confiscatory taxation, seizure or nationalization of assets, currency controls, or adverse political or social developments that affect investments.
Emerging markets risk:
There are heightened risks when investing in emerging markets, which are generally less liquid and more volatile than more developed securities markets. These risks include greater political or economic uncertainties; delays and disruptions in securities settlement procedures; weaker corporate governance, accounting, auditing and financial reporting standards; and less publicly available information about issuers. Emerging market countries' governments may also be more likely to impose capital controls or nationalize an industry.
Liquidity risk:
Liquidity risk exists when particular investments are difficult to sell and may be more difficult to value. If the Fund is forced to sell these investments during unfavorable conditions to meet redemptions or for other cash needs, the Fund may lose money on its investments. As a result, the Fund may be unable to achieve its objective.

Performance
Annual Total Return
The following bar chart presents the calendar year total returns of the Fund's Investor Shares before taxes. The bar chart provides an indication of the risks of investing in the Fund by showing changes in performance from year to year. A fund's past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.
Performance data current to the most recent month-end and quarter-end are available on www.sextantfunds.com.

Best Quarter	Q2 2020	18.46%
Worst Quarter	Q1 2020	-20.85%

Average Annual Total Returns
The table below presents the average
annual
returns for the Fund and provides an indication of the risks of investing in the Fund by showing how the Fund's average annual returns for 1, 5, and 10 years and for the Life of the Fund compare to those of a broad-based market index.
Periods ended December 31, 2020
Average Annual Total Returns - Sextant International Fund	Label	1 Year	5 Years	10 Years	Life of Fund
Investor Shares	SSIFX	15.09%	13.51%	6.16%	7.83%	[1]
Investor Shares | Return after taxes on distributions		15.02%	12.47%	5.52%	7.37%	[1]
Investor Shares | Return after taxes on distributions and sale of Fund shares		9.04%	10.31%	4.55%	6.42%	[1]
Z Shares	SIFZX	15.32%			13.33%	[2]
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)		8.28%	7.96%	6.00%	6.32%	[2]
[1]	Sextant International Fund Investor Shares began operations September 28, 1995.
[2]	Sextant International Fund Z Shares began operations June 2, 2017, and the Life of Fund return for the MSCI EAFE Index is shown since this date.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.